Income Taxes (Schedule Of Components Of Income Tax Expense (Benefit) For Continuing Operations) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Apr. 30, 2018	Jan. 31, 2018	Oct. 31, 2017	Jul. 31, 2017	Apr. 30, 2017	Jan. 31, 2017	Oct. 31, 2016	Jul. 31, 2016	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016
Income Tax Disclosure [Abstract]
Document Fiscal Year Focus									2018
Federal, Current									$ (53,630)	$ 147,961	$ 167,233
State, Current									25,240	15,118	(26,980)
Foreign, Current									9,953	10,678	8,735
Current income tax expense (benefit)									(18,437)	173,757	148,988
Federal, Deferred									50,505	39,299	19,937
State, Deferred									24,666	(5,064)	13,801
Foreign, Deferred									(14,911)	378	3,200
Deferred taxes									60,260	34,613	36,938
Total income taxes for continuing operations	$ 85,057	$ 122,120	$ (87,953)	$ (77,401)	$ 425,333	$ (49,386)	$ (85,054)	$ (82,523)	$ 41,823	$ 208,370	$ 185,926